Earnings Per Share (Details) $ / shares in Units, $ in Thousands, $ in Thousands	2 Months Ended		12 Months Ended
	Mar. 31, 2022 MXN ($) shares	Mar. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 shares	Dec. 31, 2023 shares	Dec. 31, 2022 shares
Earnings Per Share [line items]
Repurchased shares	72,626	72,626
Repurchased price per share (in Dollars per share) | $ / shares		$ 17.03
Equivalent total (in Pesos) | $	$ 25,321
Repurchase amount (in Dollars) | $		$ 50,000
Potentially dilutive shares			20,680
Treasury shares issued under stock based incentive plan			731,669
Outstanding shares			37,316,546	37,316,546	37,316,546